Provisions for tax and labor risks	12 Months Ended
Dec. 31, 2024
Provisions for tax and labor risks
Provisions for tax and labor risks

18. Provisions for tax and labor risks

The balances of lawsuits with estimated probable and possible losses are as follows:

	Probable losses		Possible losses
Description	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Tax	-	-	606	769
Labor(a)	1,076	1,987	720	991
Total	1,076	1,987	1,326	1,760

(a)	Mostly related to labor risks associates with a prior business combination. As of December 31, 2024, the amount recognized was US$ 1,000 (US$ 1,867 as of December 31, 2023) and the amount of US$ 521 as of December 31, 2024 (US$ 942 as of December 31, 2023) was related to possible losses which have not been recognized.

The rollforward of lawsuits with estimated probable losses which are recorded in the financial statements are as follows:

	Tax	Labor	Total
Balance as of December 31, 2023	-	1,987	1,987
Provisions	-	49	49
Reversal	-	(66)	(66)
Reversal of obligations assumed in a business combination	-	(460)	(460)
Translation to presentation currency	-	(434)	(434)
Balance as of December 31, 2024	-	1,076	1,076
	Tax	Labor	Total
January 1, 2023	39	2,327	2,366
Provisions	-	4	4
Reversal	(40)	(47)	(87)
Reversal of obligations assumed in a business combination	-	(476)	(476)
Translation to presentation currency	1	179	180
Balance as of December 31, 2023	-	1,987	1,987